Goodwill	12 Months Ended
Aug. 31, 2019
Goodwill
Goodwill

11.   Goodwill

Goodwill balances as of August 31, 2018 and 2019 were as follows:

RMB
Balance as of August 31, 2017	58,676
Goodwill acquired (Note 4)	313,717
Disposal of subsidiaries	(316)

Balance as of August 31, 2018	372,077
Goodwill acquired (Note 4)	489,930
Disposal of subsidiaries	(46,955)

Balance as of August 31, 2019	815,052
Balance as of August 31, 2019, in US$	113,925

No impairment charges were recorded during the years ended August 31, 2017, 2018 and 2019.